Annual Fund Operating Expenses - AST QMA International Core Equity - No Share Class	Apr. 26, 2021
Operating Expenses:
Acquired Management Fees	0.72%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.04%
= Total Annual Portfolio Operating Expenses	1.01%